Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components for loss before income taxes

	Year ended December 31,
	2022	2021
United States	$(90,611)	$(38,396)
International	500	(186)
	$(90,111)	$(38,582)

Schedule of provision for (benefit from) income taxes

	Year ended December 31,
	2022	2021
Current tax expense:
Federal	$—	$—
State	109	18
International	455	121
	564	139
Deferred
Federal	(11)	42
State	(195)	142
International	(231)	—
	(437)	184
Total provision (benefit) for income taxes	$127	$323

Schedule of deferred income tax assets and liabilities

	Year ended December 31,
	2022	2021
Net operating loss	$29,822	$32,329
Interest expense limitation	19,068	12,278
Deferred revenue	4,787	5,212
Accrual and reserves	2,033	3,232
Stock based compensation	1,251	—
Fixed assets	274	—
Capitalized research and development costs	4,380	—
Lease liability	627	—
Other	194	169
	62,436	53,220
Valuation allowance	(47,827)	(35,611)
Total deferred tax assets	14,609	17,609

Intangible assets	(14,314)	(16,533)
Fixed Assets	—	(1,588)
Right-of-use lease asset	(365)	—
Total deferred tax liabilities	(14,679)	(18,121)
Total net deferred tax liability	$(70)	$(512)

Schedule of effective income tax rate reconciliation

	Year ended December 31,
	2022	2021
Federal tax at statutory rate	21.06%	21.00%
State, net of federal benefit	5.77	9.05
Stock-based compensation	(1.24)	—
Permanent differences	0.86	0.74
Prior year payable true ups	—	—
Adjustment to deferred through goodwill	—	—
Transaction costs	3.69	—
PPP loan forgiveness	0.60	—
Foreign rate differential	(0.08)	(0.23)
Change in valuation allowance	(13.56)	(31.29)
Sec. 162(m) net down	(16.73)	—
Other	(0.51)	(0.11)
Effective tax rate	(0.14)%	(0.84)%